Expense Example - 2x Anthropic ETF - 2x Anthropic ETF	Nov. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	$ 367